Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis Of Preparation [Abstract]
Basis of preparation [Text Block]

2. Basis of preparation

(a) Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") effective for the year ended December 31, 2023.

The Board of Directors approved these consolidated financial statements on February 22, 2024.

(b) Functional and presentation currency:

Hudbay's consolidated financial statements are presented in US dollars, which is the Company's and all material subsidiaries' functional currency, except the Company's Manitoba and British Columbia business unit, which have a functional currency of Canadian dollars. All values are rounded to the nearest thousand ($000) except where otherwise indicated.

(c) Basis of measurement:

The consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated balance sheets:

- Derivatives, embedded derivatives, other financial instruments, and financial assets measured at fair value through profit or loss ("FVTPL");

- Liabilities for cash-settled share-based compensation arrangements are measured at fair value; and,

- A defined benefit liability is recognized as the net total of the plan assets, unrecognized past service costs and unrecognized actuarial losses, less unrecognized actuarial gains and the present value of the defined benefit obligation.

(d) Use of judgements and estimates:

The preparation of the consolidated financial statements in conformity with IFRS requires Hudbay to make judgements, estimates and assumptions that affect the application of accounting policies, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and reported amounts of revenue and expenses during the reporting period. Actual results may differ from these estimates.

Hudbay reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that the Company believes to be reasonable under the circumstances. Revisions to accounting estimates are recognized prospectively in the period in which the estimates are revised and in any future periods affected.

The following are critical and significant judgements and estimates impacting the consolidated financial statements:

- Indicators and testing of impairment (reversal of impairment) of non-financial assets (notes 3h, 3i, 13 and 14) - There are a number of potential indicators that could trigger non-financial asset impairment or reversal of impairment. These indicators may require critical judgements to determine the extent that external and/or internal environmental business changes may impact Hudbay's overall assessment of the recoverability of non-financial assets. Such business changes include changes to the life of mine ("LOM") plan, changes to budget, changes to closure plans, changes to discount rates and changes to long-term commodity prices. If an impairment or impairment reversal indicator is identified then there are also critical estimates involved in the determination of the recoverable amount of cash generating units ("CGU"). A CGU to which goodwill has been allocated is tested for impairment at least annually or when events or circumstances indicate that an assessment for impairment is required. Recoverable amounts are calculated using discounted after-tax cash flows based on cash flow projections and assumptions in Hudbay's most recent LOM plans. LOM plans are based on optimized mine and processing plans and the assessment of capital expenditure requirements of a mine site. LOM plans incorporate management's best estimates of key assumptions which include future commodity prices, the value of mineral resources not included in the applicable LOM plans, production based on current estimates of recoverable reserves, discount rates, future operating and capital costs and future foreign exchange rates. Most critical to the value of the recoverable amount are the assumptions of future commodity prices and the value of mineral resources not included in the applicable LOM plans. Expected future cash flows used to determine the recoverable amount during impairment testing are inherently uncertain and could materially change over time. Should management's estimate of the future not reflect actual events, impairments may be identified, which could have a material effect on the financial statements. Although it is reasonably possible for a change in key assumptions to occur, the possible effects of a change in any single assumption may not fairly reflect the impact of CGU's fair value as the assumptions are inextricably linked.

- Mineral reserves and resources (notes 3g, 3k and 3i) - Hudbay estimates mineral reserves and resources to determine future recoverable mine production based on assessment of geological, engineering and metallurgical analyses, estimates of future production costs, capital costs and reclamation costs, as well as long term commodity prices and foreign exchange rates. There are numerous uncertainties inherent in estimating mineral reserves and resources, including many factors beyond Hudbay's control. The estimates are based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body and interpreting this data requires complex geological judgements. Changes in assumptions, including economic assumptions such as metals prices and market conditions, could have a material effect on the financial position and results of operations.

Changes in the mineral reserve or resource estimates may affect:

- the carrying value of exploration and evaluation assets, capital works in progress, mining properties and plant and equipment, goodwill;

- depreciation expense for assets depreciated either on a unit-of-production basis or on a straight line basis where useful lives are restricted by the life of the related mine plan;

- the provision for decommissioning, restoration and similar liabilities;

- the carrying value of deferred tax assets, and

- amortization of deferred revenue.

- Property plant and equipment (notes 3h and 14) - The carrying amounts of property, plant and equipment and exploration and evaluation assets on Hudbay's consolidated balance sheets are significant and reflect multiple estimates and applications of judgement. Management exercises judgement in determining whether the costs related to exploration and evaluation are eligible for capitalization and whether they are likely to be recoverable by future exploration, which may be based on assumptions about future events and circumstances. Judgement and estimates are used when determining whether exploration and evaluation assets should be transferred to capital works in progress within property, plant and equipment. For mines in the production stage, management applies judgement to determine development costs to be capitalized based on the extent they are incurred in order to access reserves mineable over more than one year. For depreciable property, plant and equipment assets, management makes estimates to determine depreciation. For assets depreciated using the straight line method, residual value and useful lives of the assets or components are estimated. A significant estimate is required to determine the total production basis for units-of-production depreciation. The most currently available reserve and resource report is utilized in determining the basis which has material impacts on the amount of depreciation recorded through inventories and the consolidated income statements. There are numerous uncertainties inherent in estimating mineral reserves, and assumptions that were valid at the reporting date may change when new information becomes available. The actual volume of ore extracted and any changes in these assumptions could affect prospective depreciation rates and carrying values. In determining whether stripping costs incurred during the production phase of a mining property relate to mineral reserves and mineral resources that will be mined in a future period and therefore should be capitalized, Hudbay makes estimates of the proportion of stripping activity which relates to extracting current ore and the proportion which relates to obtaining access to ore reserves which will be mined in the future.

- Tax provisions (notes 3m and 25) - Management makes estimates in determining the measurement and recognition of deferred tax assets and liabilities recorded on the consolidated balance sheets. The measurement of deferred tax assets and deferred tax liabilities is based on tax rates that are expected to apply in the period that the asset is realized or liability is settled based on tax rates that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets, including those arising from unutilized tax losses, require management to assess the likelihood of taxable income in the future periods in order to utilize recognized deferred tax assets. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability to realize the net deferred tax assets recorded at the balance sheet date could be affected. At the end of each reporting period, management reassesses the period that the assets are expected to be realized or liabilities are settled and the likelihood of taxable income in future periods in order to support and adjust the deferred tax assets and deferred tax liabilities recognized on the consolidated balance sheets.

- Assaying utilized to determine revenue and recoverability of inventories (notes 3c and 3f) - Assaying of contained metal is a key estimate in determining the amount of revenues recorded in the consolidated income statements. The estimate is finalized after final surveying is completed, which may extend to six months in certain transactions. Since assays are utilized to determine the value of recorded revenues, significant differences in given assays may result in a material misstatement of revenues on the consolidated income statements. Assay survey results are also a factor utilized to determine if inventories on hand have a net realizable value that exceeds cost. Material differences in assay results may lead to misstatements of inventory balances in the consolidated balance sheets.

- Decommissioning and restoration obligations (notes 3k and 22) - Significant judgement and estimates are utilized in the determination of the decommissioning and restoration provisions in the consolidated balance sheets. Judgement is involved in determining the timing and extent of cash outflows required to satisfy constructive obligations based on the timing of site closures in the LOM plans, expected unit costs to determine cash obligations to remediate disturbances and regulatory and constructive requirements, as well as technological changes to determine the extent and timing of the remediation required. The timing of cash outflows and discount rates associated with discounting the provision are also key estimates. Changes in these estimates may result in a change in classification of the provision between non-current and current as well as material differences in the total provision recorded in the consolidated balance sheets.

- Pension and other employee benefit (notes 3j, 23 and 24) - Hudbay's post retirement obligations relate mainly to ongoing health care benefits plans. Hudbay estimates obligations related to the pension and other employee benefits plans using actuarial determinations that incorporate assumptions using management's best estimates of factors including plan performance, salary escalation, retirement dates of employees and drug cost escalation rates. Due to the complexity of the valuation, the underlying assumptions and its long term nature, the defined benefit obligation is highly sensitive to changes in these assumptions. Management reviews all assumptions at each reporting date. In determining the appropriate discount rate, Hudbay considers the interest rates on corporate bonds in the respective currency with at least an AA rating, with extrapolated maturities corresponding to the expected duration of the defined benefit obligation. The mortality rate is based on publicly available mortality tables for the specific country, and Hudbay bases future salary increases and pension increases on expected future inflation rates for the respective country.

- Valuation of an acquired business (note 5) - As the Company concluded that the acquisition of Copper Mountain was a business combination, a valuation was required to determine the allocation of the purchase price. The fair values of the net assets acquired were calculated using significant estimates and judgements. In particular, the fair values of the net assets, including mineral properties, other property, plant and equipment have been determined using an independent valuation involving discounted cash flow calculations and other finance models. Such calculations and models were required to estimate, amongst other items, future production, future commodity prices, operating and capital input costs, discount rates and currency rates. If estimates or judgements differed, this could result in a materially different allocation of net assets to the consolidated balance sheets and could result in a change in the amount of goodwill recognized. Changes to the preliminary values of assets acquired and liabilities assumed, deferred income taxes and resulting goodwill, if any, are retrospectively adjusted when the final measurements are determined if related to conditions existing at the date of acquisition (within one year of acquisition).

- Valuation of assets in an asset acquisition (note 6) - As the Company acquired Rockcliff through the issuance of the Company's common shares and the Company concluded Rockcliff is not a business but an asset acquisition, a valuation was required to the fair value of the net assets acquired. The fair values of the net assets acquired were calculated using significant estimates and judgements. In particular, the fair value of the exploration property has been determined using an independent valuation involving discounted cash flow calculations. Such calculations and models were required to estimate, amongst other items, future production, future commodity prices, operating and capital input costs, discount rates and currency rates.

(e) Estimation uncertainty:

The Company has assessed the broad implications of economic uncertainty including but not limited to inflation and higher interest rates, political instability in Peru and broadly as a result of global geopolitical instability, as well as the lingering impact of the novel coronavirus pandemic, on its consolidated financial statements. As at December 31, 2023, management has determined that the Company's ability to execute its medium and longer term plans and the economic viability of its assets, including the carrying value of its long-lived assets and inventory valuations, are not materially impacted.

In making this judgement, the Company has assessed various criteria including, but not limited to, existing laws, regulations, orders, disruptions and potential disruptions in our supply chain, disruptions in the markets for our products, commodity prices and foreign exchange prices and the actions that the Company has taken at its operations to protect the health and safety of its workforce and local community.